Share-Based Payments - Key Management Holdings (Details)		1 Months Ended			12 Months Ended
	Nov. 25, 2020 EquityInstruments	Dec. 31, 2021 EquityInstruments	Jun. 30, 2021 Options	Dec. 31, 2020 EquityInstruments	Dec. 31, 2023 EquityInstruments	Dec. 31, 2023 shares	Dec. 31, 2023 Options	Dec. 31, 2022 EquityInstruments	Dec. 31, 2022 shares	Dec. 31, 2022 Options	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 shares
Warrants
Share-Based Payments
Warrants granted at beginning of period					2,743,093		2,743,093	2,732,618		2,732,618	2,228,076
Warrants granted		523,599	62,147	1,655	559,115			491,612			63,802	523,599
Warrants exercised					(360,731)			(388,181)			(62,284)
Forfeited					(203,004)			(92,956)			(10,178)
Warrants granted at end of period		2,732,618		2,228,076	2,738,473		2,738,473	2,743,093		2,743,093	2,732,618
Board of Directors [Member]
Share-Based Payments
Warrants granted	26,964
Board of Directors [Member] | Warrants
Share-Based Payments
Warrants granted at beginning of period					232,458			203,708			186,228
Warrants granted					93,125			28,750			22,916
Warrants exercised											(5,436)
Warrants granted at end of period		203,708		186,228	325,583			232,458			203,708
Steven Projan | Warrants
Share-Based Payments
Warrants granted at beginning of period					51,631			46,631			42,048
Warrants granted								5,000			4,583
Warrants granted at end of period		46,631		42,048	51,631			51,631			46,631
Roberto Prego | Warrants
Share-Based Payments
Warrants granted at beginning of period					43,747			38,747			34,164
Warrants granted					5,000			5,000			4,583
Warrants granted at end of period		38,747		34,164	48,747			43,747			38,747
Jo Ann Suzich (former) | Warrants
Share-Based Payments
Warrants granted at beginning of period					10,260			10,260			10,260
Warrants granted at end of period		10,260		10,260	10,260			10,260			10,260
Marianne Sgaard | Warrants
Share-Based Payments
Warrants granted at beginning of period					113,487			103,487			94,320
Warrants granted					75,000			10,000			9,167
Warrants granted at end of period		103,487		94,320	188,487			113,487			103,487
Helen Boudreau | Warrants
Share-Based Payments
Warrants granted at beginning of period											5,436
Warrants exercised											(5,436)
Warrants granted at end of period				5,436
Lars Holtug | Warrants
Share-Based Payments
Warrants granted at beginning of period					9,583			4,583
Warrants granted					5,000			5,000			4,583
Warrants granted at end of period		4,583			14,583			9,583			4,583
Niels Iversen Moller | Warrants
Share-Based Payments
Warrants granted at beginning of period					3,750
Warrants granted					8,125			3,750
Warrants granted at end of period					11,875			3,750
Christian Kanstrup | Warrants
Share-Based Payments
Warrants granted					169,167
Warrants granted at end of period					169,167
Executive Management [Member] | Warrants
Share-Based Payments
Warrants granted at beginning of period					1,266,543			1,238,581			1,002,744
Warrants granted					209,167			128,750			206,731
Warrants held when becoming a member of management | shares						4,356			120,000			29,376
Warrants exercised					(237,665)			(175,731)
Forfeited					(37,150)			(45,327)
Warrants granted at end of period		1,238,581		1,002,744	1,205,251			1,266,543			1,238,581
Lars Aage Staal Wegner | Warrants
Share-Based Payments
Warrants granted at beginning of period					808,188			916,251			852,084
Warrants granted											64,167
Warrants exercised					(200,000)			(62,736)
Forfeited								(45,327)
Warrants granted at end of period		916,251		852,084	608,188			808,188			916,251
Birgitte Rn | Warrants
Share-Based Payments
Warrants granted at beginning of period					99,376			74,376
Warrants granted					12,500			25,000			45,000
Warrants held when becoming a member of management | shares												29,376
Warrants granted at end of period		74,376			111,876			99,376			74,376
Thomas Bogenrieder | Warrants
Share-Based Payments
Warrants held when becoming a member of management | shares						4,356
Warrants granted at end of period					4,356
Erik Heegaard | Warrants
Share-Based Payments
Warrants granted at beginning of period					122,564			97,564
Warrants granted								25,000			97,564
Warrants granted at end of period		97,564			122,564			122,564			97,564
Glenn S. Vraniak | Warrants
Share-Based Payments
Warrants granted at beginning of period					37,665			150,660			150,660
Warrants exercised					(37,665)			(112,995)
Warrants granted at end of period		150,660		150,660				37,665			150,660
Andreas Holm Mattsson | Warrants
Share-Based Payments
Warrants granted at beginning of period					35,000
Warrants granted					6,250			35,000
Warrants granted at end of period					41,250			35,000
Bo Karmark | Warrants
Share-Based Payments
Warrants granted at beginning of period					61,667
Warrants granted								16,667
Warrants held when becoming a member of management | shares									45,000
Warrants granted at end of period					61,667			61,667
Jesper Nyegaard Nissen | Warrants
Share-Based Payments
Warrants granted at beginning of period					45,883
Warrants granted					12,500			20,833
Warrants held when becoming a member of management | shares									25,000
Warrants granted at end of period					58,333			45,883
Niels Iversen Mller | Warrants
Share-Based Payments
Warrants granted at beginning of period					3,125
Warrants granted					8,750			3,125
Warrants granted at end of period					11,875			3,125
Per Norln | Warrants
Share-Based Payments
Warrants granted at beginning of period					53,125
Warrants granted								3,125
Warrants held when becoming a member of management | shares									50,000
Forfeited					(37,150)
Warrants granted at end of period					15,975			53,125